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     2002 Annual Report
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     JANUS FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary and Schedule of Investments ......      1

     Statement of Assets and Liabilities ...........................      6

     Statement of Operations .......................................      7

     Statement of Changes in Net Assets ............................      8

     Financial Highlights ..........................................      9

     Notes to Schedule of Investments ..............................     10

     Notes to Financial Statements .................................     11

     Report of Independent Accountants .............................     16

     Explanation of Charts, Tables and Financial Statements ........     17

     Trustees and Officers .........................................     19

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS FUND                                     Blaine Rollins, portfolio manager

For the 12 months ended October 31, 2002, Janus Fund declined 16.82%, trailing the 15.10% decline of its benchmark, the S&P 500(R) Index.(1) This performance earned the Fund a second-quartile ranking, placing it 178th out of 643 large-cap growth funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

Uncertainty surrounding lingering terrorist threats and, later, a potential war with Iraq overshadowed the economy and stock market for much of the period. Ongoing corporate scandals added to Wall Street's woes and undermined the confidence of investors and consumers alike. In turn, companies maintained a conservative spending mindset and households scaled back their purchases, leading to sluggish economic growth and some high-profile corporate earnings disappointments that further depressed share prices. Consequently, as the period came to a close, all three major stock benchmarks had declined.

The worldwide slowdown in the financial industry significantly affected one of the Fund's longtime holdings, Bank of New York. The financial services provider, which caters to institutional banks, not only posted weakened results, but also absorbed a substantial charge for writing off a number of bad debts and investments. The company's management team has demonstrated that it can successfully navigate market volatility, however, so we are standing by Bank of New York.

We also remain invested in conglomerate Tyco International, although with a reduced position. High-profile misdeeds by former executives and significant debt issues undercut the stock through the first half of the year, but a new team has assumed management of the company, which we believe still possesses some healthy attributes. In addition to controlling extremely strong franchises in the home security, healthcare supply and fire protection businesses, Tyco spun off its CIT Group financial arm to raise cash and allay concerns about its ability to pay down debt. As long as the company's valuation is attractive, we will continue to be interested in Tyco's turnaround story.

Elsewhere, the ongoing slowdown in corporate spending hurt semiconductor manufacturers Maxim Integrated Products and Linear Technology. With a focus on diverse end markets ranging from home appliances to laptop computers, however, Maxim and Linear are not subject to the overcapacity concerns facing chipmakers supplying the personal computer market. Instead, both companies are developing products that further integrate advanced electronics into everyday life. The way we see it, Maxim and Linear are better positioned for a recovery than their PC-dependent peers.

On the plus side, many of the Fund's winners were companies with resilient business models that allowed for adjustments to the stagnating economy. For example, one of our leaders was Sysco Corp., the largest institutional food distributor in North America. Despite a slowing economy, people have continued to either dine out or purchase meals prepared away from home. Sysco, which has effectively leveraged its market position to thwart competitive threats, has capitalized on this trend to deliver consistent sales growth.

We also experienced continued gains from diversified media giant Viacom. From its cable television properties such as MTV and Nickelodeon to its Infinity radio group, this company has executed well on its business plan and taken share from competitors in the process. With the No. 1-rated drama, "CSI," the top-rated comedy, "Everybody Loves Raymond," and the leading reality show, "Survivor," CBS Television performed remarkably well as it benefited from an improving advertising climate.

Meanwhile, we took some profits in Lockheed Martin. The defense contractor first caught our attention when current CEO Bob Stevens was leading the company's battle for survival. Since then, Lockheed has improved operations across all of its business segments and currently wins more than half of its government bids. Furthermore, with specialties in military aircraft and intelligence gathering, Lockheed, in our view, is in a prime position to gain from the nation's ongoing war and defense efforts.

Among the Fund's new holdings was Apollo Group, the operator of advanced degree programs targeting working adults. As the economy cooled, the importance of higher education reemerged. Employees competing for promotions, especially those in the technology industry, found they needed to return to class and shore up their resumes with additional schooling. Absent the high cost structure of a state or private institution, Apollo's University of Phoenix offers students a reasonably priced option while maintaining solid margins.

In the midst of such uncertain times, managing the Fund is definitely a challenge. While our relative performance may be better than our peer group average, I am very unhappy with the Fund's absolute returns. Nevertheless, I am optimistic that the companies we invest in can generate better long-term earnings growth than that of the overall market. We own many great, sustainable business franchises run by good people who are committed to allocating capital efficiently and growing shareholder value. While the current economic environment may have reduced near-term growth prospects for some of our companies, we are invested for the long term and believe that these names will emerge leaner, wiser and in a better competitive position as the recovery occurs. That said, I remain excited about the future and thank you again for your continued investment in Janus Fund.

(1) Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds with in a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains an dividends reinvested. As of October 31, 2002, Lipper ranked Janus Fund 104th out of 298 and 30th out of 89 large-cap growth funds for the 5-, and 10-year periods, respectively.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                                 Janus Fund  October 31, 2002  1

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Portfolio Profile
(% of Net Assets)                          October 31, 2002     October 31, 2001
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Equities                                              99.7%                98.9%
  Foreign                                              7.9%                10.0%
    European                                           2.2%                 2.8%
Top 10 Equities                                       41.3%                42.8%
Number of Stocks                                         98                   97
Cash, Cash Equivalents and
  Fixed-Income Securities                              0.3%                 1.1%

Top 5 Industries
                                           October 31, 2002     October 31, 2001
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Multimedia                                            11.6%                13.8%
Semiconductor Components/
  Integrated Circuits                                  8.5%                 8.9%
Cosmetics and Toiletries                               6.4%                 4.5%
Cable Television                                       6.0%                 7.7%
Diversified Operations                                 4.6%                 6.5%

Top 10 Equity Holdings
                                           October 31, 2002     October 31, 2001
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Viacom, Inc. - Class B                                 6.4%                 4.3%
Comcast Corp. - Special Class A                        6.0%                 6.6%
AOL Time Warner, Inc.                                  5.2%                 9.2%
Colgate-Palmolive Co.                                  4.7%                 3.5%
Linear Technology Corp.                                4.3%                 4.4%
Maxim Integrated Products, Inc.                        4.2%                 4.2%
Walgreen Co.                                           3.1%                 2.0%
Tenet Healthcare Corp.                                 2.8%                 2.5%
Bank of New York Company, Inc.                         2.5%                 2.4%
XL Capital, Ltd. - Class A                             2.1%                 1.5%

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Average Annual Total Return - for the periods ended October 31, 2002

                              One Year    Five Year    Ten Year    Since 2/5/70*
Janus Fund                    (16.82)%     (0.37)%       7.75%        14.10%
S&P 500(R)Index               (15.10)%      0.73%        9.88%        11.14%

Janus Fund
$750,205

S&P 500(R) Index
$317,177
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Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Fund and the S&P 500 Index. Janus Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, February 5, 1970, through October 31, 2002. The upper and lower right quadrants reflect the ending value of the hypothetical investment in Janus Fund ($750,205) as compared to the S&P 500 Index ($317,177).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanations of Charts, Tables and Financial Statements."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 99.7%
Advertising Sales - 0.7%
   3,398,340    Lamar Advertising Co.* ......................     $  115,339,660

Aerospace and Defense - 2.1%
   2,386,830    General Dynamics Corp. ......................        188,869,858
   2,599,950    Lockheed Martin Corp. .......................        150,537,105

                                                                     339,406,963

Airlines - 1.7%
   3,618,177    Ryanair Holdings PLC (ADR)* .................        134,632,366
  10,076,628    Southwest Airlines Co. ......................        147,118,769

                                                                     281,751,135

Beverages - Non-Alcoholic - 1.0%
   3,360,995    Coca-Cola Co. ...............................     $  156,219,048

Broadcast Services and Programming - 1.5%
   6,505,538    Clear Channel Communications, Inc.* .........        241,030,183

Building - Mobile Home and Manufactured Housing - 0.5%
   6,363,055    Clayton Homes, Inc. .........................         72,029,783
     248,700    Winnebago Industries, Inc. ..................         11,273,571

                                                                      83,303,354

Building - Residential and Commercial - 0.3%
     158,045    NVR, Inc.* ..................................         53,577,255

Cable Television - 6.0%
  42,181,355    Comcast Corp. - Special Class A* ............        970,592,979

See Notes to Schedules of Investments and Financial Statements.

2  Janus Fund  October 31, 2002

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JANUS FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Casino Services - 0.4%
     855,325    International Game Technology* ..............     $   64,328,993

Chemicals - Specialty - 1.4%
   1,338,765    Ecolab, Inc. ................................         64,595,411
   3,742,290    Sigma-Aldrich Corp.# ........................        171,209,767

                                                                     235,805,178

Commercial Banks - 0.5%
   1,074,110    M&T Bank Corp. ..............................         87,991,091

Commercial Services - Finance - 1.3%
   5,108,510    Concord EFS, Inc.* ..........................         72,949,523
   5,076,142    Paychex, Inc. ...............................        146,294,412

                                                                     219,243,935

Computer Services - 0.5%
   5,623,715    Ceridian Corp.* .............................         77,494,793

Containers - Metal and Glass - 0.4%
   1,390,210    Ball Corp. ..................................         67,327,870

Containers - Paper and Plastic - 1.1%
   2,695,120    Bemis Company, Inc.# ........................        140,388,801
   2,564,625    Sealed Air Corp.* ...........................         39,290,055

                                                                     179,678,856

Cosmetics and Toiletries - 6.4%
  14,056,155    Colgate-Palmolive Co. .......................        772,807,402
   3,036,760    Procter & Gamble Co. ........................        268,601,422

                                                                   1,041,408,824

Data Processing and Management - 1.4%
   1,385,765    Automatic Data Processing, Inc. .............         58,936,585
   4,306,925    Fiserv, Inc.* ...............................        134,548,337
   1,026,110    SEI Investments Co. .........................         27,386,876

                                                                     220,871,798

Distribution and Wholesale - 0.4%
   1,286,040    W.W. Grainger, Inc. .........................         62,321,498

Diversified Operations - 4.6%
   1,728,295    3M Co. ......................................        219,389,767
   3,052,065    ARAMARK Corp. - Class B* ....................         64,398,572
  16,746,095    Cendant Corp.* ..............................        192,580,093
   1,474,685    Illinois Tool Works, Inc. ...................         90,545,659
   1,081,695    ITT Industries, Inc. ........................         70,288,541
   7,659,750    Tyco International, Ltd. ....................        110,759,985

                                                                     747,962,617

E-Commerce/Products - 1.0%
   8,172,115    Amazon.com, Inc.* ...........................        158,212,146

E-Commerce/Services - 0.9%
   2,450,831    eBay, Inc.* .................................        155,039,569

Electronic Components - Semiconductors - 0.4%
   2,162,060    National Semiconductor Corp.* ...............         28,712,157
   2,845,965    NVIDIA Corp.* ...............................         33,866,983

                                                                      62,579,140

Fiduciary Banks - 3.7%
  15,780,720    Bank of New York Company, Inc. ..............        410,298,720
   5,446,225    Northern Trust Corp. ........................        189,637,554

                                                                     599,936,274

Finance - Commercial - 0.9%
   8,503,635    CIT Group, Inc. .............................     $  151,449,739

Financial Guarantee Insurance - 2.3%
   7,006,360    MGIC Investment Corp.# ......................        293,986,866
   2,842,790    PMI Group, Inc. .............................         84,715,142

                                                                     378,702,008

Food - Retail - 0.2%
     855,205    Whole Foods Market, Inc.* ...................         39,898,734

Food - Wholesale/Distribution - 1.0%
   5,119,245    Sysco Corp. .................................        162,177,682

Hazardous Waste Disposal - 0%
     224,575    Stericycle, Inc.* ...........................          7,478,347

Health Care Cost Containment - 0.4%
   2,308,335    First Health Group Corp.* ...................         59,970,543

Hospital Beds and Equipment - 0.6%
   2,006,795    Hillenbrand Industries, Inc. ................        104,353,340

Hotels and Motels - 0.1%
     854,865    Starwood Hotels & Resorts Worldwide, Inc. ...         19,918,355

Human Resources - 0.4%
   3,666,900    Robert Half International, Inc.* ............         61,237,230

Industrial Gases - 0.3%
     857,575    Praxair, Inc. ...............................         46,737,837

Instruments - Scientific - 0.5%
   2,319,400    Millipore Corp.# ............................         78,882,794

Insurance Brokers - 0.4%
   2,479,670    Arthur J. Gallagher & Co. ...................         66,504,749

Internet Brokers - 1.7%
  30,379,557    Charles Schwab Corp. ........................        278,884,333

Life and Health Insurance - 1.8%
   9,569,770    AFLAC, Inc. .................................        291,303,799

Machine Tools and Related Products - 0.3%
   1,372,000    Kennametal, Inc. ............................         42,765,240

Medical - Drugs - 0.6%
   1,085,810    Forest Laboratories, Inc.* ..................        106,398,522

Medical - HMO - 1.4%
   2,428,355    UnitedHealth Group, Inc. ....................        220,858,887

Medical - Hospitals - 2.8%
  15,727,800    Tenet Healthcare Corp.* .....................        452,174,250

Medical - Outpatient and Home Medical Care - 0.6%
   3,819,555    Apria Healthcare Group, Inc.*,# .............         93,158,946

Medical - Wholesale Drug Distributors - 0.2%
     419,370    Cardinal Health, Inc. .......................         29,024,598

Medical Instruments - 1.1%
   6,210,880    Apogent Technologies, Inc.*,# ...............        112,913,798
   2,050,190    St. Jude Medical, Inc.* .....................         73,007,266

                                                                     185,921,064

Medical Products - 1.5%
     641,205    Johnson & Johnson ...........................         37,670,794
   2,161,210    Stryker Corp. ...............................        136,372,351
     123,971    Synthes-Stratec, Inc.** .....................         74,994,481

                                                                     249,037,626

See Notes to Schedules of Investments and Financial Statements.

                                                 Janus Fund  October 31, 2002  3

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JANUS FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Metal Processors and Fabricators - 0.2%
   1,880,975    Precision Castparts Corp. ...................     $   36,509,725

Motorcycle and Motor Scooter Manufacturing - 0.8%
   2,349,450    Harley-Davidson, Inc. .......................        122,876,235

Multi-Line Insurance - 0.7%
   2,150,260    PartnerRe, Ltd. .............................        113,963,780

Multimedia - 11.6%
  57,790,599    AOL Time Warner, Inc.* ......................        852,411,335
  23,266,091    Viacom, Inc. - Class B* .....................      1,037,900,320

                                                                   1,890,311,655

Networking Products - 0.9%
  12,656,045    Cisco Systems, Inc.* ........................        141,494,583

Optical Supplies - 0.9%
   3,746,335    Alcon, Inc. (New York Shares)*,** ...........        153,674,662

Pharmacy Services - 0.5%
   2,477,825    Syncor International Corp.*,# ...............         88,780,470

Pipelines - 0.1%
     250,000    Kinder Morgan, Inc. .........................          9,152,500

Property and Casualty Insurance - 2.6%
   2,249,467    W. R. Berkley Corp. .........................         83,567,699
   4,425,705    XL Capital, Ltd. - Class A ..................        337,017,436

                                                                     420,585,135

Radio - 0.3%
   2,608,365    Hispanic Broadcasting Corp.* ................         56,079,848

Reinsurance - 2.9%
         304    Berkshire Hathaway, Inc. - Class A* .........         22,553,760
      89,175    Berkshire Hathaway, Inc. - Class B* .........        219,370,500
   1,686,195    Everest Re Group, Ltd. ......................         97,833,034
   3,147,135    RenaissanceRe Holdings, Ltd. ................        129,032,535

                                                                     468,789,829

Retail - Building Products - 1.2%
   6,750,015    Home Depot, Inc. ............................        194,940,433

Retail - Consumer Electronics - 0.3%
   2,100,250    Best Buy Company, Inc.* .....................         43,286,153

Retail - Discount - 0.9%
   3,523,004    Costco Wholesale Corp.* .....................        119,535,526
   1,282,320    TJX Companies, Inc. .........................         26,313,206

                                                                     145,848,732

Retail - Drug Store - 3.1%
  14,868,065    Walgreen Co. ................................        501,797,194

Schools - 0.7%
   2,794,275    Apollo Group, Inc. - Class A* ...............        115,962,413

Semiconductor Components/Integrated Circuits - 8.5%
  25,587,705    Linear Technology Corp.# ....................        707,244,166
  21,679,735    Maxim Integrated Products, Inc.*,# ..........        690,282,762

                                                                   1,397,526,928

Semiconductor Equipment - 0.4%
   2,008,205    KLA-Tencor Corp.* ...........................     $   71,512,180

Super-Regional Banks - 0.3%
     854,415    Fifth Third Bancorp .........................         54,255,352

Television - 1.9%
  11,804,548    Univision Communications, Inc. - Class A*,# .        305,855,839

Textile-Home Furnishings - 0.1%
     293,895    Mohawk Industries, Inc.* ....................         15,738,077

Tools - Hand Held - 0.6%
   3,175,945    Stanley Works ...............................        102,805,340

Transportation - Railroad - 0.8%
   1,101,093    Canadian National Railway Co. ...............         46,548,237
   1,954,830    Canadian National Railway Co.
                  (New York Shares) .........................         83,412,596

                                                                     129,960,833

Transportation - Services - 2.1%
   2,662,260    Expeditors International of Washington, Inc.          83,887,813
   4,214,555    United Parcel Service, Inc. - Class B .......        252,915,446

                                                                     336,803,259
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Total Common Stock (cost $15,761,192,799) ...................     16,266,772,937
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Repurchase Agreement - 0.4%
$ 73,500,000    Salomon Smith Barney Holdings, Inc.
                  1.925%, dated 10/31/02, maturing 11/1/02
                  to be repurchased at $73,503,930
                  collateralized by $113,621,433
                  in U.S. Government Agencies
                  0%-11.75%, 10/24/05-10/1/32
                  $1,733,542 in U.S. Treasury
                  Notes/Bonds; 0%-9.125%
                  1/31/03-2/15/29; with respective
                  values of $72,971,476
                  and $1,998,527 (cost $73,500,000) .........         73,500,000
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Total Investments (total cost $15,834,692,799) - 100.1% .....     16,340,272,937
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.1)%     (19,851,696)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $16,320,421,241
--------------------------------------------------------------------------------

See Notes to Schedules of Investments and Financial Statements.

4  Janus Fund  October 31, 2002

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Summary of Investments by Country, October 31, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              4.8%        $   788,606,770
Canada                                               0.8%            129,960,833
Ireland                                              0.8%            134,632,366
Switzerland                                          1.4%            228,669,143
United States++                                     92.2%         15,058,403,825
--------------------------------------------------------------------------------
Total                                              100.0%        $16,340,272,937

++Includes Short-Term Securities (91.7% excluding Short-Term Securities)

Forward Currency Contracts, Open at October 31, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Swiss Franc 4/15/03              54,000,000      $   36,736,304    $   (567,517)
--------------------------------------------------------------------------------
Total                            54,000,000      $   36,736,304    $   (567,517)

See Notes to Schedules of Investments and Financial Statements.

                                                 Janus Fund  October 31, 2002  5

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--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2002
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------

Assets:
Investments at cost                                                 $ 15,834,693

Investments at value                                                $ 16,340,273
  Cash                                                                     1,999
  Receivables:
    Fund shares sold                                                       6,783
    Dividends                                                              6,450
    Interest                                                                   4
  Other assets                                                                98
--------------------------------------------------------------------------------
Total Assets                                                          16,355,607
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                  4,361
    Fund shares repurchased                                               16,788
    Advisory fees                                                          8,847
    Transfer agent fees and expenses                                       3,086
  Accrued expenses                                                         1,536
  Forward currency contracts                                                 568
--------------------------------------------------------------------------------
Total Liabilities                                                         35,186
--------------------------------------------------------------------------------
Net Assets                                                          $ 16,320,421
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          887,397
--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      18.39
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Fund  October 31, 2002

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STATEMENT OF OPERATIONS

For the fiscal year ended October 31, 2002
(all numbers in thousands)

--------------------------------------------------------------------------------

Investment Income:
  Interest                                                          $      4,405
  Dividends                                                              125,693
  Foreign tax withheld                                                     (726)
--------------------------------------------------------------------------------
Total Investment Income                                                  129,372
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                          140,732
  Transfer agent fees and expenses                                        37,957
  Registration fees                                                           48
  Postage and mailing expenses                                             1,198
  Custodian fees                                                             953
  Printing expenses                                                        1,614
  Audit fees                                                                  40
  Trustees' fees and expenses                                                124
  Other expenses                                                             807
--------------------------------------------------------------------------------
Total Expenses                                                           183,473
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                  (2,211)
--------------------------------------------------------------------------------
Net Expenses                                                             181,262
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                            (51,890)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions              (2,548,622)
  Net realized gain/(loss) from foreign
    currency transactions                                                     18
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                   (810,432)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments               (3,359,036)
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $(3,410,926)
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                 Janus Fund  October 31, 2002  7

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--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001
------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $   (51,890)     $   (55,825)
  Net realized gain/(loss) from investment and
    foreign currency transactions                                   (2,548,604)      (6,974,186)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                  (810,432)     (12,624,524)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     (3,410,926)     (19,654,535)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                     --               --
  Net realized gain from investment transactions*                            --      (4,625,372)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --      (4,625,372)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                         1,663,342        3,371,412
  Reinvested dividends and distributions                                     --        4,488,568
  Shares repurchased                                                (5,445,431)      (6,534,384)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions             (3,782,089)        1,325,596
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                               (7,193,015)     (22,954,311)
Net Assets:
  Beginning of period                                                23,513,436       46,467,747
------------------------------------------------------------------------------------------------
  End of period                                                    $ 16,320,421     $ 23,513,436
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $ 25,499,920     $ 29,333,976
  Accumulated net investment income/(loss)*                                  --               45
  Accumulated net realized gain/(loss) from investments*            (9,684,511)      (7,136,029)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                       505,012        1,315,444
------------------------------------------------------------------------------------------------
                                                                   $ 16,320,421     $ 23,513,436
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            74,515          108,690
  Reinvested distributions                                                   --          128,723
------------------------------------------------------------------------------------------------
Total                                                                    74,515          237,413
------------------------------------------------------------------------------------------------
  Shares repurchased                                                  (250,492)        (230,139)
Net Increase/(Decrease) in Fund Shares                                (175,977)            7,274
Shares Outstanding, Beginning of Period                               1,063,374        1,056,100
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       887,397        1,063,374
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  5,745,802     $ 16,868,264
  Proceeds from sales of securities                                   9,454,060       18,028,778
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

8  Janus Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
fiscal year ended October 31                                2002           2001           2000           1999           1998

----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     22.11    $     44.00    $     42.78    $     27.97    $     29.36
----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                --             --             --             --          (.02)
  Net gains/(losses) on securities
   (both realized and unrealized)                         (3.72)        (17.50)           6.44          15.63           3.70
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (3.72)        (17.50)           6.44          15.63           3.68
----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                     --             --             --             --          (.23)
  Distributions (from capital gains)*                         --         (4.39)         (5.22)          (.82)         (4.84)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           --         (4.39)         (5.22)          (.82)         (5.07)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     18.39    $     22.11    $     44.00    $     42.78    $     27.97
----------------------------------------------------------------------------------------------------------------------------
Total Return                                            (16.82)%       (43.42)%         15.60%         56.75%         15.12%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)             $16,320,421    $23,513,436    $46,467,747    $35,834,730    $20,721,262
Average Net Assets for the Period (in thousands)     $21,651,285    $34,254,548    $45,103,049    $28,993,305    $20,777,322
Ratio of Gross Expenses to Average Net Assets(1)           0.85%          0.84%          0.85%          0.85%          0.87%
Ratio of Net Expenses to Average Net Assets(1)             0.84%          0.83%          0.84%          0.84%          0.86%
Ratio of Net Investment Income/(Loss)
 to Average Net Assets                                   (0.24)%        (0.16)%        (0.19)%        (0.14)%             --
Portfolio Turnover Rate                                      27%            51%            65%            63%            70%

(1) See "Explanation of Charts, Tables and Financial Statements."
*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                                 Janus Fund  October 31, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR       American Depository Receipt
New York Shares Securities of foreign companies trading on the New York Stock Exchange.

*    Non-income-producing security
** A portion of this security has been segregated by the custodian to cover segregation requirements on forward currency contracts.

#The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities at any time during the period ended October 31, 2002:

                                         Purchases                     Sales               Realized       Dividend     Market Value
                                   Shares         Cost         Shares         Cost        Gain/(Loss)      Income      at 10/31/02
------------------------------------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.        1,709,825   $ 42,332,200           --             --              --           --   $  112,913,798
Apria Healthcare Group, Inc.      1,623,235     35,960,392           --             --              --           --       93,158,946
Bemis Company, Inc.               2,695,120    134,873,322           --             --              --   $1,064,256      140,388,801
Linear Technology Corp.                  --             --    1,402,970   $ 41,962,314   $  13,307,831    4,896,664      707,244,166
Maxim Integrated Products, Inc.   1,260,000     53,907,313      345,440     17,172,548     (2,670,887)          --       690,282,762
MGIC Investment Corp.               429,275     23,000,868           --             --              --      700,636      293,986,866
Millipore Corp.(1)                   62,195      2,609,684      240,665     12,179,043     (4,586,534)      274,766       78,882,794
Park Place Entertainment Corp.           --             --   15,901,965    175,633,977    (18,022,490)           --               --
Sigma-Aldrich Corp.                 568,785     25,051,080           --             --              --    1,224,515      171,209,767
Syncor International Corp.        2,477,825     72,463,992           --             --              --           --       88,780,470
Univision Communications, Inc.
 - Class A                               --             --      583,680     29,058,917     (8,410,443)           --      305,855,839
------------------------------------------------------------------------------------------------------------------------------------
                                              $390,198,851                $276,006,799   $(20,382,523)    $8,160,837  $2,682,704,209
------------------------------------------------------------------------------------------------------------------------------------

(1) Millipore Corp. had a .6768-per-1 spinoff into Mykrolis Corp. 2/28/02.

10  Janus Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is classified as diversified as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

As a result of changes in the accounting standards applicable to the Funds' financial statements, the Funds are no longer required to show certain distribution information as a separate line item. The Funds' current and prior year Statements of Changes in Net Assets and Financial Highlights included in this report reflect this change.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principle markets and the time the net asset value
(NAV) is determined, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

                                                Janus Fund  October 31, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

12  Janus Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   AGREEMENTS

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets. The advisory fee is calculated daily and paid monthly.

The Fund pays Janus Services LLC, a wholly owned subsidiary of Janus Capital Management LLC ("Janus Capital"), an asset-weighted average annual fee based on the proportion of the Fund's total net assets sold directly and the proportion of the Fund's net assets sold through financial intermediaries. The applicable fee rates are 0.16% of net assets on the proportion of assets sold directly and 0.21% on the proportion of assets sold through intermediaries. In addition, Janus Services receives reimbursement of certain out of pocket expenses (primarily postage and telephone charges).

Certain officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers or expense offsets from an unaffilated custodian. Such credits or offsets are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses. The Fund could have employed the assets used by the custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended October 31, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid                     Reduction                   DST Fees
================================================================================
         $679,325                    $509,621                   $2,491,218
--------------------------------------------------------------------------------

The Fund may invest in money market funds, including funds managed by Janus Capital. During the year ended October 31, 2002, the Fund recorded distributions from affiliated investment companies as dividend income and had the following affiliated purchases and sales:

                                            Purchases          Sales          Dividend       Market Value
                                           Shares/Cost      Shares/Cost        Income         at 10/31/02
==========================================================================================================
Janus Money Market Fund
Janus Fund                               $   50,000,000   $   50,000,000   $       15,393               --
----------------------------------------------------------------------------------------------------------

                                                Janus Fund  October 31, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

A Fund is required to make distributions of any income and gains realized in the prior fiscal year. The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations, (2) losses or deductions the Fund may be able to offset against income and gains realized in future years, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2002 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between October 31, 2007 and October 31, 2010.

Other book to tax differences in 2002 primarily consist of foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

                                                                          Net Tax AP/DP
                   Undistributed     Undistributed                         on Foreign          Net Tax
                      Ordinary         Long-Term        Accumulated         Currency           AP/DP on
                       Income            Gains        Capital Losses       and Futures       Investments
----------------------------------------------------------------------------------------------------------
Janus Fund                    --          --         $(9,671,152,000)                --    $   491,653,287
----------------------------------------------------------------------------------------------------------

AP/DP  Appreciation/(Depreciation)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of October 31, 2002 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                              Federal Tax        Unrealized        Unrealized
Fund                              Cost          Appreciation     (Depreciation)
================================================================================
Janus Fund                  $15,848,619,650   $ 2,607,293,239   $(2,115,639,952)
--------------------------------------------------------------------------------

14  Janus Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to paid-in capital.

                     Distributions
---------------------------------------------------------
From Ordinary        From Long-Term         Tax Return of         Net Investment
    Income            Capital Gains            Capital                 Loss
================================================================================
     --                    --                    --                $(51,967,449)
--------------------------------------------------------------------------------

4.   SUBSEQUENT EVENT

The Trustees approved a reorganization transaction on December 10, 2002, in which Janus Fund 2 will transfer its assets to Janus Fund. The transaction is expected to be effective on or about February 28, 2003.

                                                Janus Fund  October 31, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of Janus Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Janus Fund (one of the portfolios constituting the Janus Investment Fund, hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Denver, Colorado
December 5, 2002

16  Janus Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through October 31, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended October 31, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated in.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

                                                Janus Fund  October 31, 2002  17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited) (continued)

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

18  Janus Fund  October 31, 2002

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TRUSTEES AND OFFICERS (unaudited)

The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders.

Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this report, collectively, these three registered investment companies consist of 52 series or funds.

The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Thomas H. Bailey*        Chairman and Trustee    6/69-Present    Formerly, President           52            N/A
100 Fillmore Street                                              (1978-2002) and Chief
Denver, CO 80206                                                 Executive Officer (1994-
Age 65                                                           2002) of Janus Capital
                                                                 or Janus Capital
                                                                 Corporation. President
                                                                 and Director (1994-2002)
                                                                 of the Janus Foundation;
                                                                 Chairman and Director
                                                                 (1978-2002) of Janus
                                                                 Capital Corporation and
                                                                 Director (1997- 2001) of
                                                                 Janus Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

William F. McCalpin      Trustee                 6/02-Present    Executive Vice President      52            Founding Director and
100 Fillmore Street                                              and Chief Operating                         Board Chair, Solar
Denver, CO 80206                                                 Officer of The                              Development
Age 45                                                           Rockefeller Brothers                        Foundation; Trustee and
                                                                 Fund (a private family                      Vice President, Asian
                                                                 foundation). Formerly,                      Cultural Council.
                                                                 Director of Investments
                                                                 (1991-1998) of The John
                                                                 D. and Catherine T.
                                                                 MacArthur Foundation (a
                                                                 private family
                                                                 foundation).

John W. McCarter, Jr.    Trustee                 6/02-Present    President and Chief           52            Chairman of the Board,
100 Fillmore Street                                              Executive Officer of The                    Divergence LLC;
Denver, CO 80206                                                 Field Museum of Natural                     Director of A.M. Castle
Age 64                                                           History. Formerly, Senior                   & Co., Harris Insight
                                                                 Vice President (1987-1997)                  Funds, W.W. Grainger,
                                                                 of Booz-Allen & Hamilton,                   Inc.; Trustee of WTTW
                                                                 Inc. (a management                          (Chicago public
                                                                 consulting firm).                           television station),
                                                                                                             the University of
                                                                                                             Chicago and Chicago
                                                                                                             Public Education Fund.

Dennis B. Mullen         Trustee                 2/71-Present    Private Investor. Formerly    52            N/A
100 Fillmore Street                                              (1997-1998) Chief
Denver, CO 80206                                                 Financial Officer - Boston
Age 58                                                           Market Concepts, Boston
                                                                 Chicken, Inc., Golden, CO
                                                                 (a restaurant chain).
------------------------------------------------------------------------------------------------------------------------------------

*The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

                                                Janus Fund  October 31, 2002  19

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--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaudited) (continued)

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees - (continued)
James T. Rothe           Trustee                 1/97-Present    Professor of Business,        52            Director of Optika,
100 Fillmore Street                                              University of Colorado,                     Inc. and NeoCore Corp.
Denver, CO 80206                                                 Colorado Springs, CO.
Age 58                                                           Formerly, Distinguished
                                                                 Visiting Professor of
                                                                 Business (2001-2002),
                                                                 Thunderbird (American
                                                                 Graduate School of
                                                                 International Management),
                                                                 Phoenix, AZ; and Principal
                                                                 (1988-1999) of Phillips-
                                                                 Smith Retail Group,
                                                                 Colorado Springs, CO (a
                                                                 venture capital firm).

William D. Stewart       Trustee                 6/84-Present    Corporate Vice President      52        N/A
100 Fillmore Street                                              and General Manager of MKS
Denver, CO 80206                                                 Instruments - HPS
Age 58                                                           Products, Boulder, CO (a
                                                                 manufacturer of vacuum
                                                                 fittings and valves).

Martin H. Waldinger      Trustee                 8/69-Present    Consultant.                   52        N/A
100 Fillmore Street
Denver, CO 80206
Age 64
------------------------------------------------------------------------------------------------------------------------------------

20  Janus Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OFFICERS

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Blaine P. Rollins**          Executive Vice President              1/00-Present     Vice President of Janus Capital.
100 Fillmore Street          and Portfolio Manager                                  Formerly, Portfolio Manager (1996-
Denver, CO 80206             Janus Fund                                             1999) of Janus Balanced Fund and
Age 35                                                                              Janus Equity Income Fund.

Thomas A. Early**            Vice President and General Counsel    3/98-Present     Vice President, General Counsel, Chief
100 Fillmore Street                                                                 Corporate Affairs Officer, Secretary and
Denver, CO 80206                                                                    Interim Director of Janus Capital; Vice
Age 47                                                                              President, General Counsel and Secretary
                                                                                    of Janus Services LLC, Janus Capital
                                                                                    International LLC and Janus Institutional
                                                                                    Services LLC; Vice President, General
                                                                                    Counsel and Director to Janus
                                                                                    International (Asia) Limited and Janus
                                                                                    International Limited; Vice President,
                                                                                    General Counsel and Secretary to Janus
                                                                                    Distributors LLC and the Janus Foundation;
                                                                                    and Director for Janus Capital Trust
                                                                                    Manager Limited, Janus World Principal
                                                                                    Protected Funds and Janus World Funds.
                                                                                    Formerly, Director (2001) of Janus
                                                                                    Distributors, Inc. and Janus Services, Inc.;
                                                                                    Vice President, General Counsel,
                                                                                    Secretary and Director (2000-2002)
                                                                                    of Janus International Holding, Inc.;
                                                                                    Executive Vice President and General
                                                                                    Counsel (1997-1998) of Prudential
                                                                                    Investments Fund Management LLC;
                                                                                    and Vice President and General
                                                                                    Counsel (1994-1997) of Prudential
                                                                                    Retirement Services.

Anita E. Falicia**           Assistant Treasurer                   2/97-10/02       Vice President of Investment Accounting
100 Fillmore Street          Vice President, Chief Financial       10/02-Present    of Janus Capital. Formerly, Assistant Vice
Denver, CO 80206             Officer, Treasurer and Principal                       President (2000-2002) of Investment
Age 34                       Accounting Officer                                     Accounting of Janus Capital or Janus
                                                                                    Capital Corporation; Director (1999-2000)
                                                                                    of Investment Accounting of Janus
                                                                                    Capital Corporation; and Director
                                                                                    (1997-1999) of Fund Accounting of
                                                                                    Janus Capital Corporation.

Bonnie M. Howe**             Vice President                        12/99-Present    Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital, Janus
Denver, CO 80206                                                                    Distributors LLC and Janus Services LLC.
Age 37                                                                              Formerly, Assistant Vice President
                                                                                    (1997-1999) and Associate Counsel
                                                                                    (1995-1999) for Janus Capital Corporation
                                                                                    and Assistant Vice President (1998-2000)
                                                                                    for Janus Service Corporation.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

                                                Janus Fund  October 31, 2002  21

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--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaudited) (continued)

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Kelley Abbott Howes**        Vice President and Secretary          12/99-Present    Vice President of Domestic Funds and
100 Fillmore Street                                                                 Assistant General Counsel to Janus Capital,
Denver, CO 80206                                                                    Vice President and Assistant General
Age 37                                                                              Counsel Janus Distributors LLC and
                                                                                    Janus Services LLC. Formerly, Assistant
                                                                                    Vice President (1997-1999) of Janus
                                                                                    Capital Corporation; Chief Compliance
                                                                                    Officer, Director and President (1997-
                                                                                    1999) of Janus Distributors, Inc.; and
                                                                                    Assistant Vice President (1998-2000) of
                                                                                    Janus Service Corporation.

David R. Kowalski**          Vice President                        6/02-Present     Vice President and Chief Compliance
100 Fillmore Street                                                                 Officer of Janus Capital and Janus
Denver, CO 80206                                                                    Distributors LLC; and Assistant Vice
Age 45                                                                              President of Janus Services LLC.
                                                                                    Formerly, Senior Vice President and
                                                                                    Director (1985-2000) of Mutual Fund
                                                                                    Compliance for Van Kampen Funds.

Loren M. Starr**             President and Chief Executive         9/02-Present     Vice President, Chief Financial Officer
100 Fillmore Street          Officer                                                and Interim Director of Janus Capital;
Denver, CO 80206                                                                    Vice President of Finance, Treasurer and
Age 41                                                                              Chief Financial Officer of Janus Services
                                                                                    LLC and Janus International Limited;
                                                                                    Vice President of Finance, Treasurer and
                                                                                    Chief Financial Officer of Janus Distributors
                                                                                    LLC, Janus Capital International LLC
                                                                                    and Janus Institutional Services LLC; and
                                                                                    Director of Janus Capital Trust Manager
                                                                                    Limited, Janus World Principal Protected
                                                                                    Funds and Janus World Funds. Formerly,
                                                                                    Vice President of Finance, Treasurer,
                                                                                    Chief Financial Officer (2001-2002) and
                                                                                    Director (2002) for Janus International
                                                                                    Holding Inc.; Managing Director,
                                                                                    Treasurer and Head of Corporate
                                                                                    Finance and Reporting (1998-2001) for
                                                                                    Putnam Investments; and Senior Vice
                                                                                    President of Financial Planning and
                                                                                    Analysis (1996-1998) for Lehman
                                                                                    Brothers, Inc.

Heidi J. Walter**            Vice President                        4/00-Present     Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital and Janus
Denver, CO 80206                                                                    Services LLC. Formerly, Vice President
Age 35                                                                              and Senior Legal Counsel (1995-1999)
                                                                                    for Stein Roe & Farnham, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

22  Janus Fund  October 31, 2002

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NOTES

                                                Janus Fund  October 31, 2002  23

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NOTES

24  Janus Fund  October 31, 2002

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NOTES

                                                Janus Fund  October 31, 2002  25

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                       [LOGO] JANUS


                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713


Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (11/02)
                                                                      JF42-12/02

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